UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: June 30

Date of reporting period: July 1, 2009 – September 30, 2009

Item 1.  Schedule of Investments.

AUXIER FOCUS FUND
SCHEDULE OF INVESTMENTS
September 30, 2009 (Unaudited)

Shares	Security Description	Value

Common Stock - 72.9%
Consumer Discretionary - 17.5%
4,700	Alberto-Culver Co.	$130,096
31,895	Andersons, Inc.	1,122,704
1,613	Apollo Group, Inc., Class A (a)	118,830
23,900	Bridgepoint Education, Inc. (a)	364,714
13,300	Career Education Corp. (a)	324,254
57,100	Comcast Corp., Class A	964,419
4,000	Costco Wholesale Corp.	225,840
31,050	CVS Caremark Corp.	1,109,727
2,297	Discovery Communications, Inc., Class A (a)	66,360
2,297	Discovery Communications, Inc., Class C (a)	59,791
14,800	D.R. Horton, Inc.	168,868
100	Ecolab, Inc.	4,623
13,000	FirstService Corp. (a)	249,860
37,987	Gruma S.A.B. de C.V., ADR (a)	265,149
18,250	Home Depot, Inc.	486,180
7,100	H&R Block, Inc.	130,498
40,870	Interpublic Group of Cos., Inc. (a)	307,342
2,700	ITT Educational Services, Inc. (a)	298,107
20,197	Lincoln Educational Services Corp. (a)	462,107
28,000	Lowe's Cos., Inc.	586,320
12,800	McDonald's Corp.	730,496
23,100	Nike, Inc., Class B	1,494,570
15,250	Sally Beauty Holdings, Inc. (a)	108,428
67,885	Tesco PLC, ADR	1,304,071
3,890	Time Warner Cable, Inc.	167,620
15,500	Time Warner, Inc.	446,090
44,700	Unilever NV, ADR	1,290,042
30,508	Universal Technical Institute, Inc. (a)	601,008
13,234	Value Line, Inc.	408,534
49,550	Wal-Mart Stores, Inc.	2,432,410
15,400	Weight Watchers International, Inc.	422,576
8,600	Yum! Brands, Inc.	290,336
		17,141,970

Consumer Staples - 18.9%
356,300	Alliance One International, Inc. (a)	1,596,224
35,150	Altria Group, Inc.	626,021
15,100	British American Tobacco PLC, ADR	955,075
37,250	Coca-Cola Co.	2,000,325
25,532	Columbia Sportswear Co.	1,050,897
16,800	Diageo PLC, ADR	1,033,032
91,050	Dr. Pepper Snapple Group, Inc. (a)	2,617,687
5,000	Helen of Troy, Ltd. (a)	97,150
29,862	Kraft Foods, Inc.	784,475
73,000	Kroger Co.	1,506,720
12,700	Manpower, Inc.	720,217
8,760	National Beverage Corp. (a)	100,828
5,000	Nestle SA, ADR	213,450
44,372	Paychex, Inc.	1,289,007
58,900	Philip Morris International, Inc.	2,870,786
1,721	Ralcorp Holdings, Inc. (a)	100,627
11,450	Safeway, Inc.	225,794
39,580	Western Union Co.	748,854
		18,537,169

Energy - 3.5%
16,750	Chevron Corp.	1,179,702
15,600	ConocoPhillips	704,496
4,000	Exxon Mobil Corp.	274,440
1,200	Gazpromneft JSC, ADR	25,320
800	LUKOIL OAO, ADR	43,880
2,500	PetroChina Co., Ltd., ADR	284,375

7,800	Petroleo Brasileiro SA, ADR	358,020
2,750	Surgutneftegaz, ADR	24,063
18,850	Valero Energy Corp.	365,502
8,800	Willbros Group, Inc. (a)	134,024
		3,393,822
Financials - 7.4%
3,200	American Express Co.	108,480
1,280	Ameriprise Financial, Inc.	46,502
33,233	Bank of America Corp.	562,302
320	Berkshire Hathaway, Inc., Class B (a)	1,063,360
30,393	Citigroup, Inc.	147,102
81,850	Marsh & McLennan Cos., Inc.	2,024,150
6,400	Student Loan Corp.	296,960
3,650	The Bank of New York Mellon Corp.	105,813
38,418	Travelers Cos., Inc.	1,891,318
10,324	Unum Group	221,347
24,950	Waddell & Reed Financial, Inc., Class A	709,828
7,646	Washington Federal, Inc.	128,912
		7,306,074
Health Care - 10.7%
41,050	Alkermes, Inc. (a)	377,249
5,750	Amgen, Inc. (a)	346,322
140,713	BioScrip, Inc. (a)	951,220
13,449	Coventry Health Care, Inc. (a)	268,442
3,710	Express Scripts, Inc. (a)	287,822
22,950	GlaxoSmithKline PLC, ADR	906,755
12,150	Johnson & Johnson	739,813
7,070	LifePoint Hospitals, Inc. (a)	191,314
17,150	Merck & Co., Inc.	542,454
67,300	Pfizer, Inc.	1,113,815
6,842	Quest Diagnostics, Inc.	357,084
36,200	UnitedHealth Group, Inc.	906,448
29,221	WellPoint, Inc. (a)	1,383,907
11,150	Wyeth	541,667
30,600	Zimmer Holdings, Inc. (a)	1,635,570
		10,549,882
Industrials - 4.0%
21,550	AGCO Corp. (a)	595,426
11,127	Blount International, Inc. (a)	105,373
3,550	Boeing Co.	192,232
12,655	Burlington Nothern Santa Fe Corp.	1,010,249
100	CF Industries Holdings, Inc.	8,623
28,000	General Electric Co.	459,760
7,900	Granite Construction, Inc.	244,426
4,850	Illinois Tool Works, Inc.	207,143
100	Mosaic Co.	4,807
4,300	Portland General Electric Co.	84,796
1,000	POSCO, ADR	103,940
100	Potash Corp. of Saskatchewan, Inc.	9,034
100	Terra Nitrogen Co. LP	10,423
3,500	Textainer Group Holdings, Ltd.	56,035
14,450	United Parcel Service, Inc., Class B	815,992
		3,908,259

Information Technology - 2.5%
28,750	Automatic Data Processing, Inc.	1,129,875
37,350	Dell, Inc. (a)	569,961
30,150	Microsoft Corp.	780,584
5,000	MoneyGram International, Inc. (a)	15,625
		2,496,045

Materials - 3.6%
21,200	Alcoa, Inc.	278,144
47,350	Dow Chemical Co.	1,234,414
28,700	E.I. du Pont de Nemours & Co.	922,418
550	Plum Creek Timber Co., Inc.	16,852
7,100	Precision Castparts Corp.	723,277
14,000	Vale SA, ADR	323,820
		3,498,925
Telecommunications - 4.8%
27,300	AT&T, Inc.	737,373
49,150	SK Telecom Co., Ltd., ADR	857,668

13,760	Telecom Corp. of New Zealand, Ltd., ADR			131,821
30,300	Telefonos de Mexico SAB de CV, ADR			528,432
59,900	Tele Norte Leste Participacoes SA, ADR			1,125,521
59,000	Telmex International SAB de CV, ADR			823,050
18,600	Verizon Communications, Inc.			563,022
				4,766,887

Total Common Stock (Cost $70,779,705)				71,599,033

Non-Convertible Preferred Stock - 0.6%
Utilities - 0.6%		Rate
305	AEP Texas Central Co.	4.00%		21,941
1,500	Connecticut Light & Power Co., Series 1947	1.90		47,484
1,000	Connecticut Light & Power Co., Series 1947	2.00		32,281
1,500	Connecticut Light & Power Co., Series 1949	3.90		48,469
1,600	FirstService Corp.	7.00		30,800
1,210	Great Plains Energy, Inc.	4.50		90,417
4,000	Hawaiian Electric Co., Inc., Series C	4.25		55,500
300	Indianapolis Power & Light Co.	4.00		22,144
78	MidAmerican Energy Co.	3.30		4,561
80	MidAmerican Energy Co.	3.90		5,340
200	NSTAR Electric Co.	4.25		12,624
1,000	Pacific Enterprises	4.50		76,500
400	Peco Energy Co., Series A	3.80		26,070
945	Public Service Electric & Gas Co., Series A	4.08		68,040
300	Westar Energy, Inc.	4.25		21,525
Total Non-Convertible Preferred Stock (Cost $485,110)				563,696

Exchange Traded Funds - 0.3%
10,000	iShares MSCI Germany Index Fund			221,900
2,000	ProShares UltraShort 20+ Year Treasury Fund			88,020
Total Exchange Traded Funds (Cost $183,864)				309,920

Principal			Maturity

Asset Backed Obligations - 0.0%
$2,154	Scotia Pacific Co., LLC, Series B (b) (d) (Cost $1,944)	6.55	07/20/28	1,982

Corporate Bonds - 22.6%
Consumer Discretionary - 0.3%
315,000	Time Warner, Inc.	6.88	05/01/12	346,963

Consumer Staples - 7.3%
1,180,000	American Stores Co.	7.90	05/01/17	1,109,200
1,110,000	Dr. Pepper Snapple Group, Inc.	6.12	05/01/13	1,212,451
350,000	General Mills, Inc.	5.70	02/15/17	381,399
535,000	Kraft Foods, Inc.	5.63	11/01/11	569,505
915,000	Safeway, Inc.	4.95	08/16/10	945,422
320,000	Smithfield Foods, Inc., Series B	8.00	10/15/09	320,098
1,225,000	Smithfield Foods, Inc., Series B	7.75	05/15/13	1,096,375
115,000	SUPERVALU, Inc.	7.50	11/15/14	116,150
375,000	SUPERVALU, Inc.	8.00	05/01/16	390,000
985,000	Tyson Foods, Inc.	8.25	10/01/11	1,039,175
				7,179,775

Energy - 2.6%
485,000	Chesapeake Energy Corp	6.63	01/15/16	460,750
100,000	Constellation Energy Group, Inc.	4.55	06/15/15	97,569
190,000	El Paso Corp.	6.70	02/15/27	148,643
770,000	El Paso Performance-Linked Trust (e)	7.75	07/15/11	790,425
970,000	The Williams Co., Inc.	7.13	09/01/11	1,028,976
				2,526,363
Financials - 3.0%
75,000	American Express Credit Corp., Series C	7.30	08/20/13	83,245
173,278	FINOVA Group, Inc. (b)	7.50	11/15/09	16,461
455,000	Hartford Financial Services Group, Inc.	5.25	10/15/11	455,410
2,370,000	Hartford Financial Services Group, Inc.	5.50	10/15/16	2,212,066
182,000	Hartford Financial Services Group, Inc.	6.30	03/15/18	177,608
				2,944,790

Health Care - 1.3%
515,000	UnitedHealth Group, Inc.	4.88	03/15/15	531,444
121,000	WellPoint, Inc.	4.25	12/15/09	121,833
430,000	WellPoint, Inc.	5.00	12/15/14	447,445
130,000	WellPoint, Inc.	5.25	01/15/16	132,746
				1,233,468
Industrials - 5.5%
2,832,000	Church & Dwight Co., Inc.	6.00	12/15/12	2,909,880
740,000	General Electric Capital Corp. Series MTN	5.63	09/15/17	750,467
180,000	Johnson Controls, Inc.	5.25	01/15/11	186,945
495,000	Johnson Controls, Inc.	4.88	09/15/13	504,568
94,000	Waste Management, Inc.	7.38	08/01/10	98,455
71,000	Waste Management, Inc.	7.65	03/15/11	76,127
835,000	Waste Management, Inc.	6.38	11/15/12	914,483
				5,440,925
Materials - 2.0%
895,000	Dow Chemical Co.	5.70	05/15/18	883,875
410,000	Weyerhaeuser Co.	6.75	03/15/12	427,369
203,000	Weyerhaeuser Co.	9.00	10/01/21	193,532
505,000	Weyerhaeuser Co.	7.95	03/15/25	454,794
				1,959,570

Utilities - 0.6%
27,000	Nevada Power Co., Series L	5.88	01/15/15	28,796
790,000	Texas Competitive Electric Holdings Co, LLC , Series A	10.25	11/01/15	572,750
				601,546

Total Corporate Bonds (Cost $20,753,105)				22,233,400

Foreign Municipal Bonds - 1.1% (c)
750,000	Ontario Hydro Generic Residual Strip (Canada) Series OC20	5.51	10/01/20	415,052
356,000	Ontario Hydro Generic Residual Strip (Canada)	5.47-5.65	11/27/20	195,182
605,000	Ontario Hydro Generic Residual Strip (Canada)	5.61	10/15/21	314,748
235,000	Ontario Hydro Generic Residual Strip (Canada)	5.75	08/18/22	116,441
Total Foreign Municipal Bonds (Cost $740,538)				1,041,423

Municipal Bonds - 0.2%
190,000	California State Refunding Bonds (Cost $188,236)	5.00	03/01/18	207,155

Shares
Money Market Fund - 0.0%
31	Schwab Government Money Fund (Cost $31)			31

Total Investments - 97.7% (Cost $93,132,533)*				$95,956,640
Cash - 1.8%				1,778,202
Other Assets & Liabilities, Net - 0.5%				458,455
NET ASSETS - 100.0%				$98,193,297

ADR American Depositary Receipt.
MTN Medium Term Note.
PLC Public Limited Company.

(a) Non-income producing security.
(b) Security is currently in default on scheduled principal or interest payments.
(c) Zero coupon bond. Interest rate presented is yield to maturity.
(d) Security fair valued in accordance with procedures adopted by the Board of Trustees.
At the period end, the value of these securities amounted to $1,982 or 0.0% of net assets.
(e) Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $790,425 or 0.8% of net assets.

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	$12,859,994
Gross Unrealized Depreciation	(10,035,887)
Net Unrealized Appreciation (Depreciation)	$2,824,107

The Fund has a three-tier fair value hierarchy.  The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments.  These inputs are summarized in the three broad  levels listed below:

Level 1 - quoted prices in active markets for identical assets
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2009:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$17,141,970	$-	$-	$17,141,970
Consumer Staples	18,537,169	-	-	18,537,169
Energy	3,393,822	-	-	3,393,822
Financials	7,306,074	-	-	7,306,074
Health Care	10,549,882	-	-	10,549,882
Industrials	3,908,259	-	-	3,908,259
Information Technology	2,496,045	-	-	2,496,045
Materials	3,498,925	-	-	3,498,925
Telecommunications	4,766,887	-	-	4,766,887
Preferred Stock - Utilities	563,696	-		563,696
Exchange Traded Funds	309,920	-	-	309,920
Asset Backed Obligations	-	-	1,982	1,982
Corporate Bonds	-	22,233,400	-	22,233,400
Foreign Municpal Bonds	-	1,041,423	-	1,041,423
Municipal Bonds	-	207,155	-	207,155
Money Market Fund	-	31	-	31
TOTAL	$72,472,649	$23,482,009	$1,982	$95,956,640

The following is a reconciliation of Level 3 assets (at either the beginning or ending of the period) for which significant unobservable inputs were used to determine fair value.
		Asset-Backed
	Preferred Stock	Obligations	Total

Balance as of 06/30/09	$18,681	$1,982	$20,663
Accrued Accretion / (Amortization)	-	-	-
Realized Gain (Loss)	-	-	-
Change in Unrealized Appreciation / (Depreciation)	(991)	-	(991)
Net Purchase / (Sales)	-	-	-
Transfers In / (Out)	(17,690)	-	(17,690)
Balance as of 09/30/09	$-	$1,982	$1,982
Net change in unrealized appreciation/depreciation from investments held as of 09/30/09	$(991)	$-	$(991)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

GOLDEN LARGE CAP CORE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009 (Unaudited)

Shares	Security Description	Value

Common Stock - 99.2%
Consumer Discretionary - 10.9%
124,710	Home Depot, Inc.	$3,322,274
61,230	McDonald's Corp.	3,494,396
66,460	Nike, Inc., Class B	4,299,962
85,530	Ross Stores, Inc.	4,085,768
213,680	The Gap, Inc.	4,572,752
		19,775,152

Consumer Staples -11.7%
107,485	Archer-Daniels-Midland Co.	3,140,712
49,360	Colgate-Palmolive Co.	3,765,181
62,415	General Mills, Inc.	4,018,278
76,810	Kellogg Co.	3,781,356
118,625	Kraft Foods, Inc.	3,116,279
58,905	Procter & Gamble Co.	3,411,778
		21,233,584

Energy - 9.0%
47,600	Chevron Corp.	3,352,468
60,425	ConocoPhillips	2,728,793
49,130	Exxon Mobil Corp.	3,370,809
78,495	Noble Corp.	2,979,670
50,715	Occidental Petroleum Corp.	3,976,056
		16,407,796

Financials - 13.8%
68,910	ACE, Ltd.	3,683,929
73,090	AON Corp.	2,974,032
224,340	Discover Financial Services	3,641,038
84,545	JPMorgan Chase & Co.	3,704,762
74,575	State Street Corp.	3,922,645
186,795	TD Ameritrade Holding Corp. (a)	3,664,918
163,450	Unum Group	3,504,368
		25,095,692

Health Care - 16.3%
51,465	Amgen, Inc. (a)	3,099,737
62,750	Baxter International, Inc.	3,577,377
47,045	Becton Dickinson and Co.	3,281,389
139,355	Bristol-Myers Squibb Co.	3,138,275
76,190	Covidien PLC	3,295,979
50,740	Johnson & Johnson	3,089,559
182,875	Pfizer, Inc.	3,026,581
80,655	St. Jude Medical, Inc. (a)	3,146,352
104,660	Watson Pharmaceuticals, Inc. (a)	3,834,742
		29,489,991

Industrials - 8.4%
38,735	Flowserve Corp.	3,816,947
40,885	Precision Castparts Corp.	4,164,955
105,205	Tyco International, Ltd.	3,627,468
58,760	United Technologies Corp.	3,580,247
		15,189,617

Materials - 4.0%
51,800	Praxair, Inc.	4,231,542
147,315	Sealed Air Corp.	2,891,793
		7,123,335

Technology - 21.0%
89,625	Accenture PLC, Class A	3,340,324
126,130	Agilent Technologies, Inc. (a)	3,510,198
114,110	BMC Software, Inc. (a)	4,282,548
173,945	CA, Inc.	3,825,051
164,270	Cisco Systems, Inc. (a)	3,866,916
88,255	Hewlett-Packard Co.	4,166,518
35,100	IBM Corp.	4,198,311
184,620	Intel Corp.	3,613,013
141,875	Microsoft Corp.	3,673,144
150,040	Texas Instruments, Inc.	3,554,448
		38,030,471
Telecommunications - 2.1%
114,367	CenturyTel, Inc.	3,842,731

Utilities - 2.0%
71,435	Sempra Energy	3,558,177

Total Common Stock (Cost $164,714,113)		179,746,546

Short-Term Investments - 0.6%
Money Market Fund - 0.6%
1,159,141	Fidelity Institutional Cash Money Market Fund, 0.41% (b) (Cost $1,159,141)	1,159,141

Total Investments - 99.8% (Cost $165,873,254)*		$180,905,687
Other Assets & Liabilities, Net - 0.2%		356,667
NET ASSETS - 100.0%		$181,262,354

PLC Public Limited Company

(a) Non-income producing security.
(b) Represents 7-day effective yield as of September 30, 2009.
* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	$19,078,781
Gross Unrealized Depreciation	(4,046,348)
Net Unrealized Appreciation (Depreciation)	$15,032,433

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2009.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs"
used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$19,775,152	$-	$-	$19,775,152
Consumer Staples	21,233,584	-	-	21,233,584
Energy	16,407,796	-	-	16,407,796
Financials	25,095,692	-	-	25,095,692
Health Care	29,489,991	-	-	29,489,991
Industrials	15,189,617	-	-	15,189,617
Materials	7,123,335	-	-	7,123,335
Technology	38,030,471	-	-	38,030,471
Telecommunications	3,842,731	-	-	3,842,731
Utilities	3,558,177	-	-	3,558,177
Money Market Fund	-	1,159,141	-	1,159,141
TOTAL	$179,746,546	$1,159,141	$-	$180,905,687

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL
STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S
AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL
INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN
SECURITY TYPES INVESTED IN BY THE FUND.

GOLDEN SMALL CAP CORE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009 (Unaudited)

Shares	Security Description	Value

Common Stock - 99.3%
Consumer Discretionary - 13.4%
64,865	Aeropostale, Inc. (a)	$2,819,682
78,140	Big Lots, Inc. (a)	1,955,063
91,975	Carter's, Inc. (a)	2,455,733
57,160	Gymboree Corp. (a)	2,765,401
71,100	The Warnaco Group, Inc. (a)	3,118,446
71,295	Tupperware Brands Corp.	2,846,096
75,305	Wolverine World Wide, Inc.	1,870,576
		17,830,997

Commercial Staples - 2.9%
58,440	Alberto-Culver Co.	1,617,619
190,555	Del Monte Foods Co.	2,206,627
		3,824,246

Energy - 3.8%
194,305	Cal Dive International, Inc. (a)	1,921,676
89,040	Oil States International, Inc. (a)	3,127,975
		5,049,651
Financials - 14.7%
84,690	American Financial Group, Inc.	2,159,595
106,446	AMERISAFE, Inc. (a)	1,836,194
122,110	CNA Surety Corp. (a)	1,978,182
59,420	Harleysville Group, Inc.	1,880,643
111,890	Interactive Brokers Group, Inc., Class A (a)	2,223,254
83,625	Investment Technology Group, Inc. (a)	2,334,810
126,540	Knight Capital Group, Inc., Class A (a)	2,752,245
258,800	Meadowbrook Insurance Group, Inc.	1,915,120
48,615	ProAssurance Corp. (a)	2,537,217
		19,617,260

Health Care - 14.1%
51,670	Chemed Corp.	2,267,796
58,105	Emergency Medical Services Corp. (a)	2,701,883
90,945	Endo Pharmaceuticals Holdings, Inc. (a)	2,058,085
99,340	Healthspring, Inc. (a)	1,216,915
77,605	Kindred Healthcare, Inc. (a)	1,259,529
37,665	Mednax, Inc. (a)	2,068,562
51,400	Owens & Minor, Inc.	2,325,850
132,295	Par Pharmaceutical Cos. , Inc. (a)	2,845,665
33,775	Techne Corp.	2,112,626
		18,856,911

Industrials - 17.4%
93,400	Chart Industries, Inc. (a)	2,016,506
125,615	Deluxe Corp.	2,148,017
171,315	Dycom Industries, Inc. (a)	2,107,175
125,545	DynCorp International, Inc.	2,259,810
91,225	EMCOR Group, Inc. (a)	2,309,817
119,170	EnerSys (a)	2,636,040
167,320	GrafTech International, Ltd. (a)	2,459,604
127,247	Knoll, Inc.	1,327,186
79,350	Robbins & Myers, Inc.	1,863,138
113,125	SYKES Enterprises, Inc. (a)	2,355,263
63,660	The Brink's Co.	1,713,091
		23,195,647

Materials - 4.7%
56,625	Koppers Holdings, Inc.	1,678,931
104,140	Olin Corp.	1,816,202
108,085	Pactiv Corp. (a)	2,815,614
		6,310,747

Technology - 22.7%
474,905	3Com Corp. (a)	2,483,753
149,605	Acxiom Corp. (a)	1,415,263
161,635	Arris Group, Inc. (a)	2,102,871
45,030	CACI International, Inc., Class A (a)	2,128,568
87,630	j2 Global Communications, Inc. (a)	2,016,366
214,755	NetScout Systems, Inc. (a)	2,901,340
151,545	QLogic Corp. (a)	2,606,574
293,245	S1 Corp. (a)	1,812,254
61,615	Silicon Laboratories, Inc. (a)	2,856,471

205,450	Skyworks Solutions, Inc. (a)	2,720,158
57,005	Tech Data Corp. (a)	2,371,978
130,365	Tekelec (a)	2,141,897
289,675	TIBCO Software, Inc. (a)	2,749,016
		30,306,509

Telecommunications - 3.0%
184,728	Premiere Global Services, Inc. (a)	1,535,090
140,975	Syniverse Holdings, Inc. (a)	2,467,063
		4,002,153

Utilities - 2.6%
65,410	Atmos Energy Corp.	1,843,254
40,080	California Water Service Group	1,560,715
		3,403,969

Total Common Stock (Cost $117,884,437)		132,398,090

Short-Term Investments - 0.7%
Money Market Fund - 0.7%
891,616	Fidelity Institutional Cash Money Market Fund, 0.41% (b) (Cost $891,616)	891,616

Total Investments - 100.0% (Cost $118,776,053)*		$133,289,706
Other Assets & Liabilities, Net - 0.0%		(20,388)
NET ASSETS - 100.0%		$133,269,318

(a) Non-income producing security.
(b) Represents 7-day effective yield as of September 30, 2009.
* Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) on investments consists of:

Gross Unrealized Appreciation	$21,195,856
Gross Unrealized Depreciation	(6,682,203)
Net Unrealized Appreciation (Depreciation)	$14,513,653

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2009.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs"
used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3		Total
Common Stocks
Consumer Discretionary	$17,830,997	$-		$-	$17,830,997
Commercial Staples	3,824,246	-		-	3,824,246
Energy	5,049,651	-		-	5,049,651
Financials	19,617,260	-		-	19,617,260
Health Care	18,856,911	-		-	18,856,911
Industrials	23,195,647	-		-	23,195,647
Materials	6,310,747	-		-	6,310,747
Technology	30,306,509	-		-	30,306,509
Telecommunications	4,002,153	-		-	4,002,153
Utilities	3,403,969	-		-	3,403,969
Money Market Fund	-	891,616		-	891,616
TOTAL	$132,398,090	$891,616	$		$133,289,706

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS  AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

DFDENT PREMIER GROWTH FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009 (Unaudited)

Shares	Security Description	Value

Common Stock - 100.1%

Agriculture - 1.5%
25,000	Monsanto Co.	$1,935,000

Business Services - 8.9%
200,000	Expeditors International of Washington, Inc.	7,030,000
160,000	Iron Mountain, Inc. (a)	4,265,600
		11,295,600

Communication Equipment - 6.9%
195,000	QUALCOMM, Inc.	8,771,100

Computer Software - 4.4%
150,000	ANSYS, Inc. (a)	5,620,500

Data Networking - 1.9%
100,000	Cisco Systems, Inc. (a)	2,354,000

Distribution and Industrial Supplies - 6.5%
215,000	Fastenal Co.	8,320,500

Electronics - 3.2%
100,000	Intel Corp.	1,957,000
90,000	Trimble Navigation, Ltd. (a)	2,151,900
		4,108,900

Energy Services - 6.4%
30,000	Core Laboratories NV	3,092,700
60,000	Schlumberger, Ltd.	3,576,000
50,000	Smith International, Inc.	1,435,000
		8,103,700

Energy Sources - 6.8%
32,000	Apache Corp.	2,938,560
117,000	Ultra Petroleum Corp. (a)	5,728,320
		8,666,880

Financial Services - 5.3%
134,000	T. Rowe Price Group, Inc.	6,123,800
10,000	Visa, Inc., Class A	691,100
		6,814,900

Health Care Services - 1.7%
44,000	Stericycle, Inc. (a)	2,131,800

Industrial Applications - 11.7%

195,000	Actuant Corp., Class A	3,131,700
60,000	II-VI, Inc. (a)	1,526,400
47,000	K-Tron International, Inc. (a)	4,474,870
112,000	Roper Industries, Inc.	5,709,760
		14,842,730

Infrastructure - 8.3%
223,000	Chicago Bridge & Iron Co. NV	4,165,640
138,000	Jacobs Engineering Group, Inc. (a)	6,341,100
		10,506,740

Insurance - 2.6%
10,000	Markel Corp. (a)	3,298,200

Life Sciences - 11.2%
192,000	IDEXX Laboratories, Inc. (a)	9,600,000
75,000	Techne Corp.	4,691,250
		14,291,250

Medical Products - 7.1%
145,000	Align Technology, Inc. (a)	2,061,900
88,200	ResMed, Inc. (a)	3,986,640
65,000	Stryker Corp.	2,952,950
		9,001,490

Metal Mining - 1.1%
8,000	Rio Tinto, PLC, ADR	1,362,320

Pharmaceuticals - 4.6%
42,000	Alcon, Inc.	5,824,140

Total Common Stock (Cost $131,831,239)		127,249,750

Total Investments - 100.1% (Cost $131,831,239)*		$127,249,750
Other Assets and Liabilities, Net - (0.1)%		(176,009)
Total Net Assets - 100.0%		$127,073,741

ADR American Depositary Receipt
PLC Public Limited Company

(a) Non-income producing security.

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	$7,053,972
Gross Unrealized Depreciation	(11,635,461)
Net Unrealized Appreciation (Depreciation)	$(4,581,489)

The Fund has a three-tier fair value hierarchy.  The basis of the tiers is dependent upon the various "inputs"
used to determine the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2009:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$127,249,750
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total Investments	$127,249,750

In accordance with the adoption of FSP 157-4, the Level 1 inputs displayed in this table are Common Stock. Refer to the Schedule of Investments for a further breakout of each security by type.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS  AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive and Principal Financial Officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

 (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:           /s/ Stacey E. Hong
       Stacey E. Hong, Principal Executive Officer

Date:     10/30/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:            /s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:      10/30/2009

By:            /s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:     10/30/2009